UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2020	Jun. 30, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 19,130,206	$ 27,159,421
Other financial assets	16,930,214	28,799,833
Trade receivables	84,653,104	73,546,633
Other receivables	7,789,873	4,770,672
Income and minimum presumed income taxes recoverable	152,222	112,220
Inventories	41,655,409	29,338,548
Biological assets	10,554,349	965,728
Other assets	5,000,000
Total current assets	185,865,377	164,693,055
NON-CURRENT ASSETS
Other financial assets	330,679	322,703
Trade receivables	292,067
Other receivables	1,906,162	1,703,573
Income and minimum presumed income taxes recoverable	8,639	6,029
Deferred tax assets	3,326,649	2,693,195
Investments in joint ventures and associates	25,095,260	24,652,792
Property, plant and equipment	41,868,162	41,515,106
Investment properties	2,499,206
Intangible assets	57,781,483	35,333,464
Goodwill	25,612,752	25,526,855
Right of use asset	1,147,525	1,114,597
Total non-current assets	159,868,584	132,868,314
Total assets	345,733,961	297,561,369
CURRENT LIABILITIES
Trade and other payables	62,481,922	57,289,862
Borrowings	89,505,969	63,721,735
Employee benefits and social security	4,103,906	4,510,592
Deferred revenue and advances from customers	1,190,698	2,865,437
Income tax payable	6,518,819	1,556,715
Government grants	1,955	1,270
Consideration for acquisition of assets	800,000
Lease liabilities	547,193	665,098
Total current liabilities	165,150,462	130,610,709
NON-CURRENT LIABILITIES
Trade and other payables	771,658	452,654
Borrowings	29,324,238	41,226,610
Employee benefits and social security		534,038
Government grants		2,335
Joint ventures and associates	1,647,109	1,548,829
Deferred tax liabilities	16,726,267	16,858,125
Provisions	398,431	417,396
Consideration for acquisition of assets	7,637,972
Private warrants		1,686,643
Convertible notes	45,788,217	43,029,834
Lease liabilities	438,875	444,714
Total non-current liabilities	102,732,767	106,201,178
Total liabilities	267,883,229	236,811,887
EQUITY
Equity attributable to owners of the parent	61,267,551	46,179,395
Non-controlling interests	16,583,181	14,570,087
Total equity	77,850,732	60,749,482
Total equity and liabilities	$ 345,733,961	$ 297,561,369